Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000246681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246681 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000246681 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000246681 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246681 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246916 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000246916 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000246916 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248689 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.30%
C000248689 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
C000248689 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248689 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248689 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000248798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000248798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248799 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
C000248799 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000248799 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248799 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248800 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000248800 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000248800 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248800 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248801 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000248801 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000248801 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248801 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248806 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.10%
C000248806 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.30%)
C000248806 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248806 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248807 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000248807 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000248807 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248807 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248808 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
C000248808 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000248808 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248808 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249954 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249954 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248809 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000248809 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000248809 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248809 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000261390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261390 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000261390 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261390 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250352 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.70%
C000250352 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)
C000250352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250352 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250352 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249956 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241464 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.30%
C000241464 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000241464 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241464 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000241937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000241937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000242927 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000242927 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000242928 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000242928 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000242929 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000242929 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242934 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000242934 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000242934 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242935 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000242935 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000242935 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242936 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C000242936 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000242936 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000242937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000242937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243421 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.80%
C000243421 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
C000243421 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243421 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243241 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243422 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.70%
C000243422 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000243422 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243422 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244041 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
C000244041 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000244041 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	143.80%
C000245572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.20%)
C000245572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244790 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000244790 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000244790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244790 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245575 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.10%
C000245575 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.60%)
C000245575 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245575 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245574 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
C000245574 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000245574 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245574 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245573 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.30%
C000245573 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000245573 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245573 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245576 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.70%
C000245576 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000245576 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245576 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245577 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.70%
C000245577 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
C000245577 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246128 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
C000246128 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000246128 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246128 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231330 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000236305 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236305 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230440 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230440 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230440 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | nLight Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230440 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | EZCORP Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000230440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000230440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000230440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230440 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231328 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231328 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231328 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237796 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.00%
C000237796 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.70%)
C000237796 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237796 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000239915 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.70%
C000239915 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000239915 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239915 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240568 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240568 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000240186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240186 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000240186 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000240186 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240186 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
C000241257 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000241257 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.90%
C000241255 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.20%)
C000241255 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240892 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000240892 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000240892 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227834 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.30%
C000227834 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000227834 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227834 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227832 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000227832 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000227832 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227832 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227615 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227615 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227615 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227615 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227615 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227615 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	69.20%
C000227615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000227615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000227615 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000226539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226539 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.90%
C000226539 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000226539 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000227373 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000227373 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000227373 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000227373 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227373 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000227373 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000227373 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000227373 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000227373 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227373 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000227373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000227373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000227373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000227373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000227373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000227373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000227373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000227373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000227373 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230294 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000230294 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000230294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230296 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000230296 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000230296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
C000230301 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
C000230301 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230301 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230351 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230351 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230351 [Member] | Strategy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230351 [Member] | VanEck Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | Invesco Galaxy Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | Bitwise Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230351 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000230351 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230351 [Member] | Metaplanet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000230351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000230351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000230351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.30%
C000230351 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000220040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220040 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000220040 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000220040 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220038 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000220038 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000220038 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221311 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000221311 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000221311 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221308 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000221308 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000221308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221308 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219664 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000219664 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000219664 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219664 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219662 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000219662 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000219662 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219662 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000222135 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000222135 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222137 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000222137 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000222137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223226 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000223226 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000223226 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223224 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000223224 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000223224 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000224230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000224230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223318 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000223318 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000223318 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223318 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223312 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
C000223312 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000223312 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223312 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224232 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000224232 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000224232 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224911 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.40%
C000224911 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.90%)
C000224911 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224383 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000224383 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224383 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000226050 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000226050 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226050 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226051 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.10%
C000226051 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000226051 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226537 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.20%
C000226537 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000226537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226537 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226054 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000226054 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000226054 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226054 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226055 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.40%
C000226055 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000226055 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226055 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214901 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000214901 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000214901 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214903 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000214903 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000214903 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000211017 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000211017 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000211018 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000211018 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169819 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169819 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169819 [Member] | John Hancock Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | Eaton Vance Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169819 [Member] | Gabelli Dividend And Income The Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169819 [Member] | Cohen And Steers Infrastructure Fund Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169819 [Member] | abrdn Global Infrastructure Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169819 [Member] | BlackRock Science And Technology Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169819 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000169819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169819 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169819 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000169819 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000169822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000169822 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[1]
C000169822 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[1]
C000169822 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000169822 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[1]
C000169822 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000169822 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000169822 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
C000169822 [Member] | CCC D [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000169822 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000169822 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178745 [Member] | U S Treasury Bond 4 88 08 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000178745 [Member] | U S Treasury Note 4 13 10 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000178745 [Member] | U S Treasury Bond 4 75 08 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000178745 [Member] | U S Treasury Note 3 75 01 31 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000178745 [Member] | U S Treasury Bond 4 63 11 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178745 [Member] | U S Treasury Note 3 75 10 31 32 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000178745 [Member] | U S Treasury Bond 4 63 11 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000178745 [Member] | U S Treasury Note 4 00 05 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000178745 [Member] | U S Treasury Note 4 13 02 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000178745 [Member] | U S Treasury Inflation Indexed Bond 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000178745 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000178745 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000178745 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[2]
C000178745 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
C000178745 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000178745 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000178745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000178745 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%	[2]
C000205110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000205110 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205110 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000200735 [Member] | U S Treasury Note 3 75 01 31 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000200735 [Member] | U S Treasury Bond 4 63 11 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200735 [Member] | U S Treasury Bond 4 63 11 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200735 [Member] | U S Treasury Note 4 00 05 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200735 [Member] | U S Treasury Note 4 13 02 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200735 [Member] | U S Treasury Inflation Indexed Bond 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200735 [Member] | U S Treasury Note 4 25 01 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000200735 [Member] | U S Treasury Note 3 63 08 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200735 [Member] | U S Treasury Note 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000200735 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I 3 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000200735 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000200735 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000200735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
C000200735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[3]
C000200735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[3]
C000200735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000200735 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000200735 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000200735 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000200735 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[3]
C000217670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217670 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000217670 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000217670 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000218409 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000218409 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218407 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000218407 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000218407 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218407 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218639 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 3 54 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218639 [Member] | Government National Mortgage Association MA7192 2 00 02 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218639 [Member] | Federal National Mortgage Association TBA 6 00 03 15 56 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218639 [Member] | Federal National Mortgage Association AL9394 3 00 11 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218639 [Member] | Federal Home Loan Mortgage Corporation SL1523 3 50 07 01 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust Series 2025 1 Class YF 4 77 05 25 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218639 [Member] | Federal Home Loan Mortgage Corporation SL1390 4 00 07 01 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218639 [Member] | Gracie Point International Funding LLC Series 2025 1A Class D 8 18 08 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218639 [Member] | Federal National Mortgage Association Series 2025 49 Class FA 4 47 06 25 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218639 [Member] | U S Treasury Bills 0 00 03 12 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218639 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000218639 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[4]
C000218639 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[4]
C000218639 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[4]
C000218639 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000218639 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000218639 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000218639 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000218639 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000218639 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	55.10%	[4]
C000218639 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)	[4]
C000219511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219511 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000219511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219511 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000215123 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215123 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | Federated Hermes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215123 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215123 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215123 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000215123 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000215123 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000215123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000215123 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000215123 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000215123 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000215123 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215123 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000215122 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000215122 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215122 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000215122 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215122 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000215122 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000215122 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215122 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215122 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215122 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000215122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000215122 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000215122 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000215122 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000215122 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000215122 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000215122 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000215122 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215122 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000215124 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215124 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Caledonia Mining Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | GigaCloud Technology Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Ames National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215124 [Member] | Interface Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000215124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000215124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000215124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000215124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000215124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000215124 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000215124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000215124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000215124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000217668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217668 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000217668 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000217668 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217668 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000216581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216581 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000216581 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000216581 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000216581 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000216581 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000216581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000216581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000216581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000216581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000216581 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000216581 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000216581 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%

[1]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
[3]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.